Business Combination (Details) $ / shares in Units, $ in Thousands	Dec. 29, 2020 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Class A Common Stock
Business Acquisition [Line Items]
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Class V common stock
Business Acquisition [Line Items]
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
RSILP
Business Acquisition [Line Items]
Contribution amount | $	$ 239,763
Redemption of shares	485
Aggregate amount of consideration paid to purchase units | $	$ 125,000
Issued units	204,792,517
Number of shares held by Founder Holders	1,212,813
Number of units issued to the entity	1,212,813
RSILP | Special Limited Partner
Business Acquisition [Line Items]
Percentage of net income tax savings, entitled to pay	85.00%
RSILP | Sellers
Business Acquisition [Line Items]
Aggregate purchase price | $	$ 160,400
Aggregate amount of consideration paid to purchase units | $	$ 125,000
Purchased units	12,500,000
Issued units	32,292,517
Number of units retained by seller	160,000,000
Earnout interests retained by seller	15,000,000
Earnout interests issued	15,000,000
Threshold period for Sellers to have the right to exchange Retained units	6 months
Number of shares per unit	1
Cash equivalent to market value of number of share of common stock	1
Number of shares cancelled per unit exchanged	1
RSILP | Sellers | Special Limited Partner
Business Acquisition [Line Items]
Purchased Units Cash Consideration | $	$ 125,000
RSILP | Class A Common Stock
Business Acquisition [Line Items]
Number of shares issued	16,043,002
Purchase price per share | $ / shares	$ 10.00
Aggregate purchase price | $	$ 160,400
Share conversion ratio	1
Shares issued upon conversion	5,750,000
Issued units	44,792,517
RSILP | Class V common stock
Business Acquisition [Line Items]
Number of shares issued	160,000,000
Issued units	160,000,000
Common stock, par value | $ / shares	$ 0.0001
Earnout interests issued	15,000,000
RSILP | Class V common stock | Sellers
Business Acquisition [Line Items]
Earnout interests issued	15,000,000